CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Disclosure of contingent liabilities [abstract]
CONTINGENCIES
25. CONTINGENCIES

Certain conditions exist as of the date the financial statements are issued that may result in a gain or loss to the Company, but which will only be resolved when one or more future events occur or fail to occur, at which time the effects, if any, are recognized in the consolidated financial statements of the Company. The assessment of such contingencies inherently involves the exercise of significant judgments and estimates.

The Company does not believe that any outstanding matters, for which a provision has not been recorded, will have a material impact on the financial position of the Company.